Net income / (expenses) on reinsurance held - Summary of net income / (expenses) on reinsurance held (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information About Net Expenses on Reinsurance Held [Line Items]
Net income / (expenses) on reinsurance held	€ 836	€ 325	€ 182
Insurance contracts issued [member]
Disclosure of Detailed Information About Net Expenses on Reinsurance Held [Line Items]
Net income / (expenses) on reinsurance held	836	325	182
Insurance contracts issued [member] | Contracts measured under Non-PAA [member]
Disclosure of Detailed Information About Net Expenses on Reinsurance Held [Line Items]
Assumption changes that relate to (a reversal of) underlying onerous contracts	33	56	31
Experience adjustments that relate to (a reversal of) underlying onerous contracts	586	398	516
CSM recognized for service received	(11)	(14)	(26)
Release of the contractual service margin for services received	(72)	(83)	(118)
Experience adjustments on current service	300	(36)	(217)
Experience adjustments on incurred claims	0	3	(2)
New reinsurance contracts issued/acquired	1	1	(17)
Initial recognition of onerous underlying contracts	0	0	12
Establishing of loss recovery component from onerous underlying contracts	0	0	7
Reversals of a loss-recovery component other than changes in the FCF of reinsurance contracts held	0	(1)	(3)
Net income / (expenses) on reinsurance held	837	325	181
Insurance contracts issued [member] | Contracts measured under the PAA [member]
Disclosure of Detailed Information About Net Expenses on Reinsurance Held [Line Items]
Net income / (expenses) on reinsurance held	€ (1)	€ 0	€ 1